     As filed with the Securities and Exchange Commission on September 1, 1999

                                              1933 Act Registration No. 33-39029
                                             1940 Act Registration No. 811-06281

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                         Pre-Effective Amendment No. [ ]
                      Post-Effective Amendment No. 13 [ X ]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                             Amendment No. 14 [ X ]

                          LIQUID INSTITUTIONAL RESERVES
               (Exact name of registrant as specified in charter)
                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, Esq.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                            BENJAMIN J. HASKIN, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                            Telephone (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

[ ] Immediately upon filing pursuant to Rule 485(b)

[X] On September 1, 1999 pursuant to Rule 485(b)

[ ] 60 days after filing pursuant to Rule 485(a)(1)
[ ] On        pursuant to Rule 485(a)(1)
[ ] 75 days after filing pursuant to Rule 485(a)(2)
[ ] On        pursuant to Rule 485(a)(2)


Title of Securities Being Registered:  Shares of Beneficial Interest.

Liquid Institutional Reserves
    Money Market Fund
    Government Securities Fund
    Treasury Securities Fund



                      ------------------------------------

                                   PROSPECTUS

                               SEPTEMBER 1, 1999

                      ------------------------------------



This prospectus offers two classes of shares for each money market fund. Institutional shares are offered primarily to institutional investors and Financial Intermediary shares are offered to banks and other financial intermediaries for the benefit of their customers.

            -------------------------------------------------------
              Not FDIC insured. May lose value. No bank guarantee.
            -------------------------------------------------------


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                         =============================
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund

                                    Contents

                                   THE FUNDS


---------------------------------------------------------------------------------------------------------
What every investor                              3                         Money Market Fund
should know about                                6                         Government Securities Fund
the funds                                        9                         Treasury Securities Fund
                                                12                         More About Risks and
                                                                           Investment Strategies

                                             YOUR INVESTMENT

---------------------------------------------------------------------------------------------------------
Information for                                 13                         Managing Your Fund Account
managing your fund                                                         -- Buying Shares
account                                                                    -- Selling Shares
                                                                           -- Exchanging Shares
                                                                           -- Pricing and Valuation

                                         ADDITIONAL INFORMATION

---------------------------------------------------------------------------------------------------------
Additional important                            17                         Management
information about the funds                     18                         Dividends and Taxes
                                                19                         Financial Highlights

---------------------------------------------------------------------------------------------------------
Where to learn more                                                        Back Cover
about the funds


                      -----------------------------------
                         The funds are not complete or
                         balanced investment programs.
                      -----------------------------------


                                  ===========
--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                         =============================
              Liquid Institutional Reserves     Money Market Fund

                               Money Market Fund
                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE


High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments.


PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund may invest in foreign money market instruments only if they are denominated in U.S. dollars.


PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.


More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

  Credit Risk

  Interest Rate Risk

  Foreign Securities Risk

Information on the fund's recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                  ===========
--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                         =============================
              Liquid Institutional Reserves     Money Market Fund


                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have the longer performance history. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)




                          PERCENTAGES
                          -----------
N/A  N/A   N/A   3.54%  2.98%  4.02%  5.76%  5.32%  5.47%  5.43%

                         CALENDAR YEAR
                         -------------
1989  1990   1991   1992   1993   1994   1995   1996   1997   1998



Total return January 1 to June 30, 1999 -- 2.39%
Best quarter during years shown: 2nd quarter, 1995 -- 1.44%
Worst quarter during years shown: 2nd quarter, 1993 -- 0.72%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998


                                                   INSTITUTIONAL SHARES*
(INCEPTION DATE)                                         (6/3/91)
----------------                                         --------
One Year........................................           5.43%
Five Years......................................           5.20%
Life of Class...................................           4.70%


------------

* Because no Financial Intermediary shares were outstanding for a full calendar year, average annual total return for Financial Intermediary shares is not included in the table. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.


                                  ===========
--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                         =============================
              Liquid Institutional Reserves     Money Market Fund


                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
offering price).............................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                                 FINANCIAL
                                                         INSTITUTIONAL          INTERMEDIARY
                                                             SHARES                SHARES
                                                        ----------------      ----------------
Management Fees.....................................               0.25%                 0.25%
Distribution and/or Service (12b-1) Fees............               0.00%                 0.00%
Other Expenses
     Shareholder Servicing Fee......................    0.00%                 0.25%
     Miscellaneous Expenses.........................    0.06%                 0.06%
                                                                   0.06%                 0.31%
                                                                   -----                 -----
Total Annual Fund Operating Expenses................               0.31%                 0.56%
                                                                   -----                 -----
                                                                   -----                 -----
Expense Reimbursement*..............................               0.03%                 0.03%
                                                                   -----                 -----
Net Expenses*.......................................               0.28%                 0.53%
                                                                   -----                 -----
                                                                   -----                 -----


------------


* The fund and PaineWebber have entered into an expense reimbursement agreement. PaineWebber has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year, April 30, 2000, otherwise would exceed the 'Net Expenses' rates for each class as shown above. The fund has agreed to repay PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those 'Net Expenses' rates.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
Institutional Shares.....................        $29      $ 97      $171       $390
Financial Intermediary Shares............         54       176       310        699


                                  ===========
--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                         =============================
          Liquid Institutional Reserves     Government Securities Fund

                          Government Securities Fund
                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE


High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments.


PRINCIPAL INVESTMENT STRATEGIES


The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, U.S. government money market instruments that pay income that is generally exempt from state and local income tax in the maximum number of states.



Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.


PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.


More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

  Credit Risk

  Interest Rate Risk

Information on the fund's recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                  ===========
--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                         =============================
          Liquid Institutional Reserves     Government Securities Fund


                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have the longer performance history. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)




                          PERCENTAGES
                          -----------
N/A  N/A   N/A   3.53%  2.94%  3.93%  5.57%  5.17%  5.30%  5.24%

                         CALENDAR YEAR
                         -------------
1989  1990   1991   1992   1993   1994   1995   1996   1997   1998



Total return January 1 to June 30, 1999 -- 2.31%
Best quarter during years shown: 2nd quarter, 1995 -- 1.39%
Worst quarter during years shown: 2nd quarter and 4th quarter, 1993 -- 0.72%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998


                                                           INSTITUTIONAL SHARES*
(INCEPTION DATE)                                                 (6/3/91)
----------------                                                 --------
One Year................................................            5.24%
Five Years..............................................            5.04%
Life of Class...........................................            4.52%


------------

* Because no Financial Intermediary shares were outstanding for a full calendar year, average annual total return for Financial Intermediary shares is not included in the table. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.


                                  ===========
--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                         =============================
          Liquid Institutional Reserves     Government Securities Fund


                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                                 FINANCIAL
                                                             INSTITUTIONAL     INTERMEDIARY
                                                                SHARES            SHARES
                                                             -------------     -------------
Management Fees............................................           0.25%             0.25%
Distribution and/or Service (12b-1) Fees...................           0.00%             0.00%
Other Expenses
     Shareholder Servicing Fee.............................  0.00%             0.25%
     Miscellaneous Expenses*...............................  0.08%             0.08%
                                                                      0.08%             0.33%
                                                                      ----              ----
Total Annual Fund Operating Expenses.......................           0.33%             0.58%
                                                                      ----              ----
                                                                      ----              ----
Expense Reimbursement*.....................................           0.04%             0.04%
                                                                      ----              ----
Net Expenses*..............................................           0.29%             0.54%
                                                                      ----              ----
                                                                      ----              ----


------------


* The fund and PaineWebber have entered into an expense reimbursement agreement. PaineWebber has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year, April 30, 2000, otherwise would exceed the 'Net Expenses' rates for each class as shown above. The fund has agreed to repay PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those 'Net Expenses' rates.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Institutional Shares.....................   $30      $102      $181       $414
Financial Intermediary Shares............    55       182       320        722


                                  ===========
--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
                         =============================
           Liquid Institutional Reserves     Treasury Securities Fund

                            Treasury Securities Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE


High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market investments.


PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in U.S. Treasury money market instruments that are supported by the full faith and credit of the United States. These investments pay income that is generally exempt from state and local income tax.


Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.


PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.


More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

  Credit Risk

  Interest Rate Risk

Information on the fund's recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                  ===========
--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
                         =============================
           Liquid Institutional Reserves     Treasury Securities Fund


                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have the longer performance history.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)




                          PERCENTAGES
                          -----------
N/A  N/A   N/A   3.34%  2.72%  3.93%  5.47%  4.97%  5.16%  4.94%

                         CALENDAR YEAR
                         -------------
1989  1990   1991   1992   1993   1994   1995   1996   1997   1998



Total return January 1 to June 30, 1999 -- 2.15%
Best quarter during years shown: 2nd quarter, 1995 -- 1.38%
Worst quarter during years shown: 1st quarter, 1993 -- 0.65%


AVERAGE ANNUAL TOTAL RETURNS*
as of December 31, 1998


                                                           INSTITUTIONAL SHARES
(INCEPTION DATE)                                                (2/14/91)
----------------                                                ---------
One Year................................................          4.94%
Five Years..............................................          4.89%
Life of Class...........................................          4.35%


------------


* No Financial Intermediary shares were outstanding prior to December 31, 1998. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.


                                  ===========
--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
                         =============================
           Liquid Institutional Reserves     Treasury Securities Fund


                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
offering price).............................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                                               FINANCIAL
                                                              INSTITUTIONAL                  INTERMEDIARY
                                                                 SHARES                         SHARES
                                                      -----------------------------   ---------------------------
Management Fees.....................................                      0.25%                         0.25%
Distribution and/or Service (12b-1) Fees............                      0.00%                         0.00%
Other Expenses
     Shareholder Servicing Fee......................      0.00%                          0.25%
     Miscellaneous Expenses*........................      0.08%                          0.08%
                                                                          0.08%                         0.33%
                                                                          -----                         -----
Total Annual Fund Operating Expenses................                      0.33%                         0.58%
                                                                          -----                         -----
                                                                          -----                         -----
Expense Reimbursement*..............................                      0.04%                         0.04%
Net Expenses*.......................................                      0.29%                         0.54%
                                                                          -----                         -----
                                                                          -----                         -----


------------


* The fund and PaineWebber have entered into an expense reimbursement agreement. PaineWebber has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year, April 30, 2000, otherwise would exceed the 'Net Expenses' rates for each class as shown above. The fund has agreed to repay PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those 'Net Expenses' rates.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Institutional Shares.....................   $30      $102      $181       $414
Financial Intermediary Shares............    55       182       320        722


                                  ===========
--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
                         =============================
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in one or more of the funds are described below. Not all these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the 'Investment Objective, Strategies and Risks' heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.


Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income will tend to fall more slowly.


Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISKS

Year 2000 Risk. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the issuers whose money market instruments are bought by the funds and the trading systems used by the funds could be adversely affected by this issue. The ability of an issuer or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds.

                                  ===========
--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
                         =============================
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund

ADDITIONAL INVESTMENT STRATEGIES


Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. In addition, Mitchell Hutchins may employ a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying a fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.



Each fund may invest to a limited extent in shares of similar money market funds that, for Government Securities Fund and Treasury Securities Fund, have like tax characteristics.


--------------------------------------------------------------------------------

                        MANAGING YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

BUYING SHARES

The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.

Each fund offers two separate classes of shares -- Institutional shares and Financial Intermediary shares -- as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

  You may purchase Institutional shares if you are an institutional investor. PaineWebber Incorporated, the distributor of the fund's shares may, in its discretion, make Institutional shares available to individuals or other entities.

  You may purchase Financial Intermediary shares only if you are a bank or other financial intermediary buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees at the annual rate of 0.25% of average net assets for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.

Unless you specify otherwise, all shares purchased will be Institutional shares.

You may buy fund shares by calling the funds' transfer agent, First Data Investor Services Group, Inc., at 1-888-LIR-FUND and speaking to a representative. You may also buy fund shares by contacting your Financial Advisor at PaineWebber or its correspondent firms, who are then responsible for sending the order to the transfer agent. The availability of fund shares to customers of PaineWebber's correspondent firms may vary depending on the arrangements between PaineWebber and those firms.


You buy shares at the net asset value next determined after receipt and acceptance of your purchase order by the transfer agent, subject to a


                                  ===========
--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
                         =============================
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund


fund receiving payment the same day. Your purchase order will be effective only if you wire payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the funds' bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the funds' custodian, the funds' transfer agent and PaineWebber are open for business. Each fund effects orders to purchase its shares each business day at the net asset value determined as of



  2:30 p.m. (Eastern time) for Money Market Fund


  noon (Eastern time) for Government Securities Fund and Treasury
  Securities Fund

The funds and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares. PaineWebber may return without notice money wired to a fund where the investor fails to place a corresponding share purchase order.

WIRE INSTRUCTIONS

Instruct your bank to transfer federal funds by wire to:


      Mitchell Hutchins Institutional Funds
      c/o The Bank of New York
      CR DDA A/C #8900337516
      FFC PW A/C # _______________________________________
      [insert PaineWebber account name and account number]
      LIR                Fund
      [insert Money Market, Government or Treasury]
      ABA #021000018


PaineWebber or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS:

Money Market Fund and Government Securities Fund (or a combination of both):

To open an account...............  $1,000,000
To add to an account.............        None

Treasury Securities Fund:

To open an account...............  $  250,000
To add to an account.............        None

PaineWebber may waive these minimums. A fund may change its minimum investment requirements at any time.

Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary.

REMOTE TRADE ENTRY

The funds may offer an electronic trade order entry (RTE) capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your Financial Advisor or the transfer agent at 1-888-LIR-FUND.

SELLING SHARES


You may sell your shares by calling the transfer agent at 1-888-LIR-FUND and speaking with a representative. You also may sell your shares by contacting your Financial Advisor or correspondent firm (if you previously designated them to give instructions to the transfer agent on your behalf); they are then responsible for sending the order to the transfer agent. The


                                  ===========
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
                         =============================
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund


funds accept sell orders each business day up until


  2:30 p.m., Eastern time, for Money Market Fund


  noon, Eastern time, for Government Securities Fund and Treasury
  Securities Fund


Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired at the same time to the bank account(s) that you designate.

Your bank account may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, PaineWebber nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with a signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the bank account(s) or PaineWebber account for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-LIR-FUND.

EXCHANGING SHARES


You may exchange shares of a fund for shares of the same class of another fund or Mitchell Hutchins LIR Select Money Fund. LIR Select Money Fund has a $10,000,000 minimum for initial purchases and a $100,000 minimum for subsequent purchases. These minimums apply to initial and subsequent purchases made through an exchange of shares. All exchanges are based on the next determined net asset value per share.


Exchange orders are accepted up until noon, Eastern time (2:30 p.m., Eastern time, for exchanges from Money Market Fund into Mitchell Hutchins LIR Select Money Fund). Exchange orders received after these times will not be effected, and you will have to place an exchange order before these times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.


You can place an exchange order by calling the transfer agent at 1-888-LIR-FUND and speaking with a representative. You also can place an exchange order through a PaineWebber Financial Advisor or correspondent firm (if you previously designated them to give instructions to the transfer agent on your behalf), who is then responsible for sending the order to the transfer agent.



Shareholders making their initial purchase of another fund through an exchange should allow more time and must provide the transfer agent with a properly completed account application for the new fund. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadlines to


                                  ===========
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
                         =============================
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund


allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise the transfer agent may not be able to effect the exchange.



Exchange transactions must meet the minimum initial investment of the new fund. There is no minimum for subsequent exchanges between fund accounts once they have been activated except as noted above.

A fund may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Financial Intermediary Shares. Financial intermediaries purchasing or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares by the amount of the fees paid by the fund for shareholder services. A customer should consider the terms of his account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

Institutional Shares. PaineWebber or Mitchell Hutchins (not the fund) may pay shareholder servicing fees to financial institutions that make Institutional shares available to their customers. The amount of these fees will be negotiated between PaineWebber and the financial institution.

PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for Money Market Fund is determined twice each Business Day at noon (Eastern time) and

  2:30 p.m. (Eastern time)

The net asset value per share for Government Securities Fund and Treasury Securities Fund is determined once each Business Day at noon (Eastern time)

Your price for buying or selling shares will be the net asset value that is next calculated after a fund accepts your order.

                                  ===========
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
                         =============================
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund


                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND SUB-ADVISER


PaineWebber is the investment adviser and administrator of the funds and distributor of their shares. Mitchell Hutchins Asset Management Inc. is each fund's sub-adviser and sub-administrator. PaineWebber and Mitchell Hutchins are located at 1285 Avenue of the Americas, New York, New York, 10019. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On July 31, 1999, PaineWebber or Mitchell Hutchins was the adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $48.0 billion.


ADVISORY FEES

The funds paid advisory and administration fees to PaineWebber for the most recent fiscal year ended April 30, 1999 at the following annual rates based on average net assets.

Money Market Fund...............................  0.20%
Government Securities Fund......................  0.20%
Treasury Securities Fund........................  0.20%

These fees reflect a waiver by PaineWebber of 0.05% of the 0.25% contract rate for each fund's advisory and administrative fees. That fee waiver is no longer in effect.


OTHER INFORMATION. Money Market Fund and Government Securities Fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that either fund will maintain any particular rating or maintain it with a particular rating agency.


                                  ===========
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
                         =============================
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund


                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

Each fund declares dividends daily and pays them monthly. Dividends are paid on the last business day of a month or upon the sale of all the fund shares in a shareholder's account.

Each fund distributes any net short-term capital gain annually and anticipates that any short-term capital gain distribution would be declared during the month of December in a given year. A fund may make more frequent distributions if necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares of a fund will be lower than dividends on its Institutional shares because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to either a designated bank account or PaineWebber account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.

TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The funds' dividends will not qualify for the dividends-received deduction for corporations.

Some states and localities do not tax dividends that are attributable to interest on U.S. Treasury securities and certain other government securities.


The funds expect that their dividends will be taxed as ordinary income. Each fund will tell you how you should treat its dividends for tax purposes. You should not recognize any capital gain on the sale of your shares in a fund so long as the fund maintains a share price of $1.00.


                                  ===========
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
                         =============================
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends). Financial Intermediary shares were not outstanding during the fiscal year ended April 30, 1999 for Government Securities Fund or Treasury Securities Fund and were outstanding for only limited periods of time prior to that fiscal year for Money Market Fund and Government Securities Fund.


The information in the financial highlights for the fiscal years ended
April 30, 1999, 1998 and 1997 has been audited by Ernst & Young LLP, independent auditors, whose reports, along with the funds' financial statements, are included in the funds' annual report to shareholders. The annual report may be obtained without charge by calling 1-888-LIR-FUND. The financial information for the fiscal year ended April 30, 1996 was audited by another independent accounting firm, whose reports thereon were unqualified.



                                                                   MONEY MARKET FUND
                         ------------------------------------------------------------------------------------------------------
                                            INSTITUTIONAL SHARES                           FINANCIAL INTERMEDIARY SHARES**
                         -----------------------------------------------------------   ----------------------------------------
                                                                                                    FOR THE PERIOD
                                                                                        FOR THE      JANUARY 14,      FOR THE
                                        FOR THE YEARS ENDED APRIL 30,                  YEAR ENDED     1996'D' TO     YEAR ENDED
                         -----------------------------------------------------------   APRIL 30,      APRIL 30,      APRIL 30,
                            1999         1998         1997        1996     1995'D''D'     1999           1996        1995'D''D'
                            ----         ----         ----        ----     ---------      ----           ----        ---------
Net asset value,
  beginning of
  period...............  $     1.00   $     1.00   $     1.00   $   1.00   $   1.00     $  1.00        $  1.00         $ 1.00
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
Net investment
  income...............       0.051        0.054        0.052      0.055      0.048       0.048          0.015          0.027
Net realized losses
  from investment
  transactions.........      --           --           --          --        (0.008)      --            --              --
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
Net increase from
  investment
  operations...........       0.051        0.054        0.052      0.055      0.040       0.048          0.015          0.027
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
Dividends from net
  investment income....      (0.051)      (0.054)      (0.052)    (0.055)    (0.048)     (0.048)        (0.015)        (0.027)
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
Contribution to capital
  from predecessor
  adviser(1)...........      --           --           --          --         0.008       --            --              --
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
Net asset value, end of
  period...............  $     1.00   $     1.00   $     1.00   $   1.00   $   1.00     $  1.00        $  1.00         $ 1.00
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
Total investment
  return(2)............        5.22%        5.52%        5.33%      5.61%      4.91%       4.96%          1.51%          3.10%
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
                         ----------   ----------   ----------   --------   --------     -------        -------         ------


                                  ===========
--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
                         =============================
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund


                                                                   MONEY MARKET FUND
                         ------------------------------------------------------------------------------------------------------
                                            INSTITUTIONAL SHARES                           FINANCIAL INTERMEDIARY SHARES**
                         -----------------------------------------------------------   ----------------------------------------
                                                                                                    FOR THE PERIOD
                                                                                        FOR THE      JANUARY 14,      FOR THE
                                        FOR THE YEARS ENDED APRIL 30,                  YEAR ENDED     1996'D' TO     YEAR ENDED
                         -----------------------------------------------------------   APRIL 30,      APRIL 30,      APRIL 30,
                            1999         1998         1997        1996     1995'D''D'     1999           1996        1995'D''D'
                            ----         ----         ----        ----     ---------      ----           ----        ---------
Ratios/Supplemental
  Data:
Net assets, end of
  period (000's).......  $2,036,379   $1,591,789   $1,246,799   $421,878   $220,844     $12,002        $16,302          --
Expenses to average net
  assets net of
  waivers/reimbursements
  from adviser.........        0.26%        0.29%        0.25%      0.31%      0.35%       0.51%          0.54%*         0.60%
Expenses to average net
  assets before
  waivers/reimbursements
  from adviser.........        0.31%        0.34%        0.30%      0.37%      0.37%       0.56%          0.59%*         0.62%
Net investment income
  to average net assets
  net of
  waivers/reimbursements
  from adviser.........        5.07%        5.38%        5.24%      5.47%      4.68%       4.82%          5.13%*         4.17%
Net investment income
  to average net assets
  before
  waivers/reimbursements
  from adviser.........        5.02%        5.33%        5.19%      5.41%      4.66%       4.77%          5.07%*         4.15%


------------
  'D'  Issuance of shares.
'D''D' Sub-advisory functions for the Fund were transferred from Kidder Peabody
       Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.
    *  Annualized
   ** For the period May 1, 1997 to January 13, 1998, for the years ended April 30, 1996 and 1997 and for the period December 24, 1994 to April 30, 1995 there were no outstanding Financial Intermediary Shares. Any further subscriptions of such shares would be at $1.00 per share.
  (1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

  (2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.


                                  ===========
--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
                         =============================
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund


                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         GOVERNMENT SECURITIES FUND
                                            -------------------------------------------------------------------------------------
                                                                                                             FINANCIAL
                                                                                                            INTERMEDIARY
                                                                                                              SHARES**
                                                            INSTITUTIONAL SHARES                   ------------------------------
                                            ----------------------------------------------------           FOR THE PERIOD
                                                       FOR THE YEARS ENDED APRIL 30,                      JULY 12, 1994'D'
                                            ----------------------------------------------------                 TO
                                              1999       1998       1997      1996     1995'D''D'        APRIL 30, 1995'D''D'
                                              ----       ----       ----      ----     ---------   ------------------------------
Net asset value, beginning of period......  $   1.00   $   1.00   $   1.00   $  1.00    $  1.00               $  1.00
                                            --------   --------   --------   -------    -------               -------
Net investment income.....................     0.049      0.052      0.051     0.053      0.048                 0.032
Net realized gains (losses) from
  investment transactions.................     --         --         --        0.001     (0.008)                 --
                                            --------   --------   --------   -------    -------               -------
Net increase from investment operations...     0.049      0.052      0.051     0.054      0.040                 0.032
                                            --------   --------   --------   -------    -------               -------
Dividends from net investment income......    (0.049)    (0.052)    (0.051)   (0.054)    (0.047)               (0.032)
                                            --------   --------   --------   -------    -------               -------
Contribution to capital from predecessor
  advisor(1)..............................     --         --         --        --         0.007                  --
                                            --------   --------   --------   -------    -------               -------
Net asset value, end of period............  $   1.00   $   1.00   $   1.00   $  1.00    $  1.00               $  1.00
                                            --------   --------   --------   -------    -------               -------
                                            --------   --------   --------   -------    -------               -------
Total investment return(2)................      5.04%      5.32%      5.20%     5.50%      4.61%                 3.31%
                                            --------   --------   --------   -------    -------               -------
                                            --------   --------   --------   -------    -------               -------
Ratios/Supplemental Data:
Net assets, end of period (000's).........  $138,783   $100,140   $106,843   $43,770    $54,903                  --
Expenses to average net assets net of
  waivers/reimbursements from adviser.....      0.28%      0.30%      0.30%     0.32%      0.35%                 0.60%*
Expenses to average net assets before
  waivers/reimbursements from adviser.....      0.33%      0.59%      0.53%     0.56%      0.47%                 0.72%*
Net investment income to average net
  assets net of waivers/reimbursements
  from adviser............................      4.90%      5.21%      5.09%     5.52%      4.75%                 4.58%*
Net investment income to average net
  assets before waivers/reimbursements
  from adviser............................      4.85%      4.91%      4.86%     5.28%      4.63%                 4.46%*

------------

   'D' Commencement of issuance of shares.
'D''D' Sub-advisory functions for the Fund were transferred from Kidder Peabody
       Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.
    *  Annualized
   ** For the years ended April 30, 1999, 1998 and 1997 and for the period March 22, 1995 to April 30, 1996 there were no outstanding Financial Intermediary Shares. Any further subscriptions of such shares would be at $1.00 per share.
  (1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

  (2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.


                                  ===========
--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
                         =============================
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund


                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            TREASURY SECURITIES FUND
                                                              -----------------------------------------------------
                                                                              INSTITUTIONAL SHARES
                                                              -----------------------------------------------------
                                                                          FOR THE YEARS ENDED APRIL 30,
                                                              -----------------------------------------------------
                                                                1999       1998       1997       1996     1995'D''D'
                                                                ----       ----       ----       ----     ---------
Net asset value, beginning of year..........................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                              --------   --------   --------   --------   --------
Net investment income.......................................     0.046      0.051      0.049      0.048      0.049
Net realized gains (losses) from investment transactions....     --         --         --         0.003     (0.002)
                                                              --------   --------   --------   --------   --------
Net increase from investment operations.....................     0.046      0.051      0.049      0.051      0.047
                                                              --------   --------   --------   --------   --------
Dividends from net investment income........................    (0.046)    (0.051)    (0.049)    (0.051)    (0.047)
                                                              --------   --------   --------   --------   --------
Net asset value, end of year................................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                              --------   --------   --------   --------   --------
                                                              --------   --------   --------   --------   --------
Total investment return(1)..................................      4.68%      5.23%      5.02%      5.23%      4.75%
                                                              --------   --------   --------   --------   --------
                                                              --------   --------   --------   --------   --------
Ratios/Supplemental Data:
Net assets, end of year (000's).............................  $179,227   $179,708   $ 65,893   $ 19,624   $ 23,762
Expenses to average net assets net of waivers/reimbursements
  from adviser..............................................      0.28%      0.30%      0.30%      0.32%      0.22%
Expenses to average net assets before waivers/reimbursements
  from adviser..............................................      0.33%      0.47%      0.72%      0.94%      0.84%
Net investment income to average net assets net of
  waivers/reimbursements from adviser.......................      4.57%      5.09%      4.97%      5.71%      5.51%
Net investment income to average net assets before
  waivers/reimbursements from adviser.......................      4.52%      4.92%      4.56%      5.09%      4.89%

------------

'D''D' Sub-advisory functions for the Fund were transferred from Kidder Peabody
       Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

  (1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported.


                                  ===========
--------------------------------------------------------------------------------
                                       22

TICKER SYMBOL:  Institutional Shares --
                  Money Market Fund            LIRXX
                  Government Securities Fund   LIGXX
                  Treasury Securities Fund     LISXX

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about a fund by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-888-LIR-FUND.



You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds and information about the operations of the SEC's Public Reference
Room:


  For a fee, by writing to or calling the
  SEC's Public Reference Room,
  Washington, D.C. 20549-6009
  Telephone: 1-800-SEC-0330

  Free, from the SEC's Internet website at:
  http://www.sec.gov


Liquid Institutional Reserves
-- Money Market Fund
-- Government Securities Fund
-- Treasury Securities Fund
Investment Company Act File No. 811-06281

'c' 1999 PaineWebber Incorporated




LIQUID INSTITUTIONAL RESERVES
 Prospectus



  ==================================


   MONEY MARKET FUND

   GOVERNMENT SECURITIES FUND

   TREASURY SECURITIES FUND





   September 1, 1999

                          LIQUID INSTITUTIONAL RESERVES

                                MONEY MARKET FUND
                           GOVERNMENT SECURITIES FUND
                            TREASURY SECURITIES FUND

                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                       STATEMENT OF ADDITIONAL INFORMATION

         Money Market Fund, Government Securities Fund and Treasury Securities Fund are professionally managed money market funds organized as diversified series of Liquid Institutional Reserves ("Trust").

         The funds' investment adviser, administrator and distributor is PaineWebber Incorporated ("PaineWebber"); their sub-adviser is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber. Mitchell Hutchins also serves as the funds' sub-administrator.

         Portions of the funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the funds' Annual Report by calling toll-free 1-888-LIR-FUND.

         This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated September 1, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-888-LIR-FUND. This SAI is dated September 1, 1999.

                                TABLE OF CONTENTS


                                                                                            PAGE
                                                                                            ----
           The Funds and Their Investment Policies................................            2
           The Funds' Investments, Related Risks and Limitations..................            3
           Organization of the Trust; Trustees and Officers
               and Principal Holders of Securities................................            9
           Investment Advisory, Administration
            and Distribution Arrangements.........................................           17
           Portfolio Transactions.................................................           20
           Additional Information Regarding Redemptions...........................           21
           Valuation of Shares....................................................           21
           Performance Information................................................           22
           Taxes..................................................................           25
           Other Information......................................................           25
           Financial Statements...................................................           26

                     THE FUNDS AND THEIR INVESTMENT POLICIES

         No fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.


         Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt-obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act").


         MONEY MARKET FUND'S investment objective is high current income to the extent consistent with preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term U.S. dollar-denominated money market instruments. The fund's investments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities.


         The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven days.


         The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities). The fund may purchase only U.S. dollar-denominated obligations of foreign issuers.


         The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow up to 33 1/3% of the value of its total assets, including reverse repurchase agreements, for temporary purposes The fund may invest in the securities of other money market funds.


         GOVERNMENT SECURITIES FUND'S investment objective is high current income to the extent consistent with preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term U.S. dollar-denominated money market instruments. The fund invests in U.S. government securities with interest income that is generally exempt from state and local income taxation and intends to emphasize investments in securities eligible for this exemption in the maximum number of states. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks Funding Corp. and SLM Holding Corp. (formerly known as the Student Loan Marketing Association). The fund will not enter into repurchase agreements.

         Under extraordinary circumstances, however, such as when securities with interest income that is generally exempt from state and local income taxation are unavailable at prices deemed reasonable by Mitchell Hutchins, the fund may temporarily hold cash or invest in other U.S. government securities, such as securities issued by Ginnie Mae, also known as the Government National Mortgage Association, and Freddie Mac, also known as the Federal Home Loan Mortgage Corporation, and the Small Business Administration.


         The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow up to 33 1/3% of the value of its total assets for temporary purposes. The fund may invest in the securities of other money market funds that have similar tax characteristics.


         TREASURY SECURITIES FUND'S investment objective is high current income to the extent consistent with preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term U.S. dollar-denominated money market instruments. The fund invests exclusively in securities issued by the U.S. Treasury, which are supported by the full faith and credit of the United States. The interest income on these securities is generally exempt from state and local income tax. The fund will not enter into repurchase agreements.


         The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow up to 33 1/3% of the value of its total assets for temporary purposes. The fund may invest in the securities of other money market funds that have similar tax characteristics.


              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

         The following supplements the information contained in the Prospectus and above concerning each fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the funds have established no policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

         YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the funds invest are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by nationally recognized statistical rating organizations ("rating agencies") represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.


         Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, a fund's board, will consider whether a fund should continue to hold the obligation. A First Tier Security is either (1) rated in the highest short-term rating category by at least two rating agencies,
(2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or
(5) unrated, but determined by Mitchell Hutchins to be of comparable quality. A First Tier Security rated in the highest short-term category by a single rating agency at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.


         U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

         U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered

Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

         COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Money Market Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase non-convertible debt obligations subject to maturity constraints imposed by Rule 2a-7 under the Investment Company Act.

         ASSET-BACKED SECURITIES. [Money Market Fund] may invest in securities that are comprised of financial assets. Such assets may include a motor vehicle and other types of installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Such assets are securitized through the use of trusts or special purpose corporations or other entities. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."


         VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Money Market Fund and Government Securities Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the funds may purchase variable and floating rate securities of other issuers with remaining maturities in excess of 13 months. The funds' investments in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 13 months or less. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the funds the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."


         Generally, each fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand and may or may not be rated.

         INVESTING IN FOREIGN SECURITIES. Money Market Fund's investments in U.S. dollar-denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.


         CREDIT AND LIQUIDITY ENHANCEMENTS. Money Market Fund may invest in securities that have credit or liquidity enhancements or the fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wished to do so.


         ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at. to which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the funds' board. To the extent the funds invest in illiquid securities, they may not be able readily to liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations.


         Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act") and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

         However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


         Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of that Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.


         The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes, or are expected to make quotes, for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which Money Market Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

         Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks.


         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by Money Market Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks and securities dealers. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."


         Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The funds may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the funds later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a funds on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.


         A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts." A fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.


         INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to Investment Company Act limitations, which at present restrict these investments in the aggregate to no more than 10% of the fund's total assets. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

         LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolios securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. A fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. A fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in its interest.

         Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for the funds. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under each funds' securities lending program.

         SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to its obligation or commitment under such transactions.

INVESTMENT LIMITATIONS OF THE FUNDS

         FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

         Each fund will not:

         (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

         (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

         The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

         (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33-1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

         (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

         The following interpretation applies to, but is not a part of, this fundamental restriction: Money Market Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

         (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

         (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval.

         Each fund will not:

         (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (3) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

         (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

              ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS AND
                         PRINCIPAL HOLDERS OF SECURITIES

         The Trust was formed on February 4, 1991 as a business trust under the laws of the Commonwealth of Massachusetts and has three operating series. The Trust has authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of each existing or future series. The Trust is governed by a board of trustees, which oversees the funds' operations. The board also is authorized to establish additional series. The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


       NAME AND ADDRESS*; AGE              POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Margo N. Alexander**; 52                  Trustee and President      Mrs. Alexander is chairman (since  March
                                                                     1999), chief executive officer and a
                                                                     director of Mitchell Hutchins (since
                                                                     January 1995), and an executive vice
                                                                     president and a director of PaineWebber
                                                                     (since March 1984). Mrs. Alexander is
                                                                     president and a director or trustee of 32
                                                                     investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Richard Q. Armstrong; 64                  Trustee                    Mr. Armstrong is chairman and principal  of
R.Q.A. Enterprises                                                   R.Q.A. Enterprises (management consulting
One Old Church Road                                                  firm)(since April 1991 and principal
Unit #6                                                              occupation since March 1995). Mr. Armstrong
Greenwich, CT 06830                                                  was chairman of the board, chief executive
                                                                     officer and co-owner of Adirondack
                                                                     Beverages (producer and distributor of
                                                                     soft drinks and sparkling/still waters)
                                                                     (October 1993-March 1995). He was a
                                                                     partner of The New England Consulting
                                                                     Group (management consulting firm)
                                                                     (December 1992-September 1993). He was
                                                                     managing director of LVMH U.S. Corporation
                                                                     (U.S. subsidiary of the French luxury
                                                                     goods conglomerate, Louis Vuitton Moet
                                                                     Hennessey Corporation) (1987-1991) and
                                                                     chairman of its wine and spirits
                                                                     subsidiary, Schieffelin & Somerset Company
                                                                     (1987-1991). Mr. Armstrong is a director
                                                                     or trustee of 31 investment companies for
                                                                     which Mitchell Hutchins, PaineWebber or
                                                                     one of their affiliates serves as
                                                                     investment adviser.


       NAME AND ADDRESS*; AGE              POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
E. Garrett Bewkes, Jr.**; 72           Trustee and Chairman of the   Mr.  Bewkes is a director of Paine Webber Group
                                            Board of Trustees        Inc. ("PW Group") (holding company of PaineWebber
                                                                     and Mitchell Hutchins). Prior to December 1995,
                                                                     he was a consultant to PW Group. Prior to 1988, he
                                                                     was chairman of the board, president and chief
                                                                     executive officer of American Bakeries Company.
                                                                     Mr. Bewkes is a director of Interstate Bakeries
                                                                     Corporation. Mr. Bewkes is a director or trustee
                                                                     of 35 investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their affiliates
                                                                     serves as investment adviser.

Richard R. Burt; 52                       Trustee                    Mr. Burt is chairman of IEP Advisors, Inc.
1275 Pennsylvania Ave, N.W.                                          (international investments and consulting
Washington, DC  20004                                                firm)(since March 1994) and a partner of
                                                                     McKinsey & Company (management consulting
                                                                     firm) (since 1991). He is also a director of
                                                                     Archer-Daniels-Midland Co. (agricultural
                                                                     commodities), Hollinger International Co.
                                                                     (publishing), Homestake Mining Corp. (gold
                                                                     mining), Powerhouse Technologies Inc.
                                                                     (provides technology to gaming and wagering
                                                                     industry) and Wierton Steel Corp. (makes
                                                                     and finishes steel products). He was the
                                                                     chief negotiator in the Strategic Arms
                                                                     Reduction Talks with the former Soviet Union
                                                                     (1989-1991) and the U.S. Ambassador to the
                                                                     Federal Republic of Germany (1985-1989). Mr.
                                                                     Burt is a director or trustee of 31 investment
                                                                     companies for which Mitchell Hutchins, PaineWebber
                                                                     or one of their affiliates serves as investment
                                                                     adviser.

Mary C. Farrell**; 49                     Trustee                    Ms. Farrell is a managing director,  senior
                                                                     investment strategist and member of the
                                                                     Investment Policy Committee of
                                                                     PaineWebber. Ms. Farrell joined
                                                                     PaineWebber in 1982. She is a member of
                                                                     the Financial Women's Association and
                                                                     Women's Economic Roundtable and appears as
                                                                     a regular panelist on Wall $treet Week
                                                                     with Louis Rukeyser. She also serves on
                                                                     the Board of Overseers of New York
                                                                     University's Stern School of Business. Ms.
                                                                     Farrell is a director or trustee of 31
                                                                     investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.



       NAME AND ADDRESS*; AGE              POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Meyer Feldberg; 57                        Trustee                    Mr. Feldberg is Dean and Professor of
Columbia University                                                  Management of the Graduate School of
101 Uris Hall                                                        Business, Columbia University. Prior
New York, NY 10027                                                   to 1989, he was president of the Illinois
                                                                     Institute of Technology. Dean Feldberg is
                                                                     also a director of Primedia, Inc.
                                                                     (publishing), Federated Department Stores,
                                                                     Inc. (operator of department stores) and
                                                                     Revlon, Inc. (cosmetics). Dean Feldberg is
                                                                     a director or trustee of 34 investment
                                                                     companies for which Mitchell Hutchins,
                                                                     PaineWebber or one of their affiliates
                                                                     serves as investment adviser.

George W. Gowen; 69                       Trustee                    Mr. Gowen is a partner in the law firm of
666 Third Avenue                                                     Dunnington, Bartholow & Miller. Prior to May
New York, NY  10017                                                  1994, he was a partner in the law firm of
                                                                     Fryer, Ross & Gowen. Mr. Gowen is a
                                                                     director or trustee of 34 investment
                                                                     companies for which Mitchell Hutchins,
                                                                     PaineWebber or one of their affiliates
                                                                     serves as investment adviser.

Frederic V. Malek; 62                     Trustee                    Mr. Malek is chairman of Thayer Capital
1455 Pennsylvania Ave, N.W.                                          Partners (merchant bank). From January 1992 to
Suite 350                                                            November 1992, he was campaign manager of
Washington, DC  20004                                                Bush-Quayle `92. From 1990 to 1992, he was
                                                                     vice chairman and, from 1989 to 1990, he
                                                                     was president of Northwest Airlines Inc.
                                                                     and NWA Inc. (holding company of Northwest
                                                                     Airlines Inc.). Prior to 1989, he was
                                                                     employed by the Marriott Corporation
                                                                     (hotels, restaurants, airline catering and
                                                                     contract feeding), where he most recently
                                                                     was an executive vice president and
                                                                     president of Marriott Hotels and Resorts.
                                                                     Mr. Malek is also a director of American
                                                                     Management Systems, Inc. (management
                                                                     consulting and computer related services),
                                                                     Automatic Data Processing, Inc. (computing
                                                                     services), CB Richard Ellis, Inc. (real
                                                                     estate services), FPL Group, Inc.
                                                                     (electric services), Global Vacation Group
                                                                     (packaged vacations), HCR/Manor Care, Inc.
                                                                     (health care) and Northwest Airlines Inc.
                                                                     Mr. Malek is a director or trustee of 31
                                                                     investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.


       NAME AND ADDRESS*; AGE              POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Carl W. Schafer; 63                        Trustee                   Mr. Schafer is president of the Atlantic
66 Witherspoon Street, #1100                                         Foundation (charitable foundation supporting
Princeton, NJ  08542                                                 mainly oceanographic exploration and
                                                                     research). He is a director of Base Ten
                                                                     Systems, Inc. (software), Roadway Express,
                                                                     Inc. (trucking), The Guardian Group of
                                                                     Mutual Funds, the Harding, Loevner Funds,
                                                                     Evans Systems, Inc. (motor fuels,
                                                                     convenience store and diversified
                                                                     company), Electronic Clearing House, Inc.
                                                                     (financial transactions processing),
                                                                     Frontier Oil Corporation and Nutraceutix,
                                                                     Inc. (biotechnology company). Prior to
                                                                     January 1993, he was chairman of the
                                                                     Investment Advisory Committee of the
                                                                     Howard Hughes Medical Institute. Mr.
                                                                     Schafer is a director or trustee of 31
                                                                     investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Brian M. Storms;** 44                      Trustee                   Mr. Storms is president and chief operating
                                                                     officer of Mitchell Hutchins (since March
                                                                     1999). Prior to March 1999, he was
                                                                     president of Prudential Investments
                                                                     (1996-1999). Prior to joining Prudential,
                                                                     he was a managing director at Fidelity
                                                                     Investments. Mr. Storms is a director or
                                                                     trustee of 31 investment companies for
                                                                     which Mitchell Hutchins, PaineWebber or
                                                                     one of their affiliates serves as
                                                                     investment adviser.

John J. Lee; 31                            Vice President and        Mr. Lee is a vice president and a manager of
                                           Assistant Treasurer       the mutual fund finance department of Mitchell
                                                                     Hutchins. Prior to September 1997, he was
                                                                     an audit manager in the financial services
                                                                     practice of Ernst & Young LLP. Mr. Lee is
                                                                     a vice president and assistant treasurer
                                                                     of 32 investment companies for which
                                                                     Mitchell Hutchins, PaineWebber or one of
                                                                     their affiliates serves as an investment
                                                                     adviser.

Kevin J. Mahoney; 33                       Vice President and        Mr. Mahoney is a first vice president and a
                                           Assistant Treasurer       senior manager of the mutual fund finance
                                                                     department of Mitchell Hutchins. From
                                                                     August 1996 through March 1999, he was the
                                                                     manager of the mutual fund internal
                                                                     control group of Salomon Smith Barney.
                                                                     Prior to August 1996, he was an associate
                                                                     and assistant treasurer of BlackRock
                                                                     Financial Management L.P. Mr. Mahoney is a
                                                                     vice president and assistant treasurer of
                                                                     32 investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.


       NAME AND ADDRESS*; AGE         POSITION WITH TRUST            BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Dennis McCauley; 52                   Vice President                 Mr.  McCauley is a managing  director and chief
                                                                     investment officer--fixed income of
                                                                     Mitchell Hutchins. Prior to December 1994,
                                                                     he was director of fixed income
                                                                     investments of IBM Corporation. Mr.
                                                                     McCauley is a vice president of 22
                                                                     investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Ann E. Moran; 42                      Vice President and             Ms. Moran is a vice president and a manager of
                                      Assistant Treasurer            the mutual fund finance department of Mitchell
                                                                     Hutchins. Ms. Moran is a vice president
                                                                     and assistant treasurer of 32 investment
                                                                     companies for which Mitchell Hutchins,
                                                                     PaineWebber or one of their affiliates
                                                                     serves as investment adviser.

Dianne E. O'Donnell; 47               Vice President and Secretary   Ms. O'Donnell is a senior vice president and
                                                                     deputy general counsel of Mitchell
                                                                     Hutchins. Ms. O'Donnell is a vice
                                                                     president and secretary of 31 investment
                                                                     companies and a vice president and
                                                                     assistant secretary of one investment
                                                                     company for which Mitchell Hutchins,
                                                                     PaineWebber or one of their affiliates
                                                                     serves as investment adviser.

Emil Polito; 38                       Vice President                 Mr. Polito is a senior vice president and
                                                                     director of operations and control for
                                                                     Mitchell Hutchins. Mr. Polito is a vice
                                                                     president of 32 investment companies for
                                                                     which Mitchell Hutchins, PaineWebber or
                                                                     one of their affiliates serves as
                                                                     investment adviser.

Susan Ryan; 39                        Vice President                 Ms. Ryan is a senior vice president and
                                                                     portfolio manager of Mitchell Hutchins and
                                                                     has been with Mitchell Hutchins since
                                                                     1982. Ms. Ryan is a vice president of five
                                                                     investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser

Victoria E. Schonfeld; 48             Vice President                 Ms. Schonfeld is a managing director and
                                                                     general counsel of Mitchell Hutchins
                                                                     (since May 1994) and a senior vice
                                                                     president of PaineWebber (since July
                                                                     1995). Ms. Schonfeld is a vice president
                                                                     of 31 investment companies and a vice
                                                                     president and secretary of one investment
                                                                     company for which Mitchell Hutchins,
                                                                     PaineWebber or one of their affiliates
                                                                     serves as investment adviser.



       NAME AND ADDRESS*; AGE         POSITION WITH TRUST            BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Paul H. Schubert; 36                  Vice President and Treasurer   Mr. Schubert is a senior vice president and
                                                                     director of the mutual fund finance
                                                                     department of Mitchell Hutchins. Mr.
                                                                     Schubert is a vice president and treasurer
                                                                     of 32 investment companies for which
                                                                     Mitchell Hutchins, PaineWebber or one of
                                                                     their affiliates serves as investment
                                                                     adviser.

Barney A. Taglialatela; 38             Vice President and            Mr. Taglialatela is a vice president and a
                                       Assistant Treasurer           manager of the mutual fund finance department
                                                                     of Mitchell Hutchins. Prior to February
                                                                     1995, he was a manager of the mutual fund
                                                                     finance division of Kidder Peabody Asset
                                                                     Management, Inc. Mr. Taglialatela is a
                                                                     vice president and assistant treasurer of
                                                                     32 investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Keith A. Weller; 38                    Vice President and            Mr. Weller is a first vice president and
                                       Assistant Secretary           associate general counsel of Mitchell
                                                                     Hutchins. Prior to May 1995, he was an
                                                                     attorney in private practice. Mr. Weller
                                                                     is a vice president and assistant
                                                                     secretary of 31 investment companies for
                                                                     which Mitchell Hutchins, PaineWebber or
                                                                     one of their affiliates serves as
                                                                     investment adviser.



-------------
* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.


         The Trust pays trustees who are not "interested persons" of the Trust $1,000 annually for each series and up to $150 per series for each board meeting and each separate meeting of a board committee. The Trust presently has three series and thus pays each such trustee $3,000 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers of the Trust own in the aggregate less than 1% of the outstanding shares of any class of each fund. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

        The table below includes certain information relating to the compensation of the current trustees who held office with the Trust during the fiscal year ended April 30, 1999 and the compensation of those trustees from all PaineWebber funds during the 1998 calendar year.





                              COMPENSATION TABLE'D'



                                            AGGREGATE        TOTAL COMPENSATION FROM
                                          COMPENSATION      FROM THE TRUST AND THE FUND
            NAME OF PERSON, POSITION     FROM THE TRUST*            COMPLEX**
            ------------------------     ---------------            ---------
         Richard Q. Armstrong,
             Trustee                         $ 5,430               $ 101,372
         Richard R. Burt,
             Trustee                           5,340                 101,372
         Meyer Feldberg,
             Trustee                           5,430                 116,222
         George W Gowen,
             Trustee                           7,473                 108,272
         Frederic V. Malek,
             Trustee                           5,430                 101,372
         Carl W. Schafer,
             Trustee                           5,430                 101,372


--------------------


'D' Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

 * Represents fees paid to each trustee for the fiscal year ended April 30, 1999.


** Represents total compensation paid during the calendar year ended December 31, 1998, to each board member by 31 investment companies (33 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

                            PRINCIPAL HOLDERS OF SECURITIES

        As of July 31, 1999, the Trust's records showed [the following shareholders as owning 5% or more of a class of the funds' shares.



                                                           NUMBER AND PERCENTAGE OF SHARES
  NAME AND ADDRESS*                                    BENEFICIALLY OWNED AS OF JULY 31, 1999
  ----------------                                     --------------------------------------
  MONEY MARKET FUND
  -----------------
  International Game Technology...................              132,154,452               8%
                                                       Institutional shares

  Parbanc Co......................................               47,307,021             100%
                                                     Financial Intermediary
                                                                     shares


 GOVERNMENT SECURITIES FUND
 --------------------------
  Michael Dougherty...............................               33,646,481              23%
                                                       Institutional shares

  Macrochem Corp..................................               16,440,121              11%
                                                       Institutional shares

  American Growth Fund Inc........................               10,075,308               7%
                                                       Institutional shares


 TREASURY SECURITIES FUND
 ------------------------
  Old South Church in Boston......................               13,982,810               9%
                                                       Institutional shares


----------------


* Each shareholder listed above may be contacted c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, NY 10019.

                   INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

        INVESTMENT ADVISORY ARRANGEMENTS. PaineWebber acts as the Trust's investment adviser and administrator pursuant to a contract dated April 13, 1995 ("Advisory Contract"). Under the Advisory Contract, each fund pays PaineWebber an annual fee, computed daily and paid monthly, at an annual rate of 0.25% of its average daily net assets.


        During each of the periods indicated, the funds paid (or accrued) to PaineWebber the following fees under the Advisory Contract. During these periods, PaineWebber voluntarily waived a portion of its fees and/or voluntarily paid other fund expenses, as set forth below.






                                                   Fiscal year Ended April 30
                                        --------------------------------------------------
                                                 1999               1998             1997
                                        --------------    ---------------    -------------
       Money Market Fund...........        $4,684,985         $3,572,192       $2,196,654
          Fee Amount Waived                   936,943            716,790          439,015
          Expenses Reimbursed                     973              2,739                0
       Government Securities Fund..         $ 285,771            215,911          203,152
          Fee Amount Waived                    56,592             43,177           40,607
          Expenses Reimbursed                       0            210,691          144,536
       Treasury Securities Fund....           458,169            259,380           99,845
          Fee Amount Waived                    90,943             51,876           19,956
          Expenses Reimbursed                       0            128,386          147,250



        Under a contract with PaineWebber dated April 15, 1996 ("Mitchell Hutchins Contract"), Mitchell Hutchins serves as the Trust's sub-adviser and sub-administrator. Under the Mitchell Hutchins Contract, PaineWebber (not the Trust) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fees paid by each fund to PaineWebber under the PaineWebber Contract, net of waivers and/or reimbursements.

        During each of the periods indicated, PaineWebber paid (or accrued) to Mitchell Hutchins the fees indicated below under either the Mitchell Hutchins Contract or a predecessor agreement:



                                                   Fiscal year Ended April 30

                                        --------------------------------------------------
                                                  1999              1998             1997
                                        ---------------    --------------    -------------
       Money Market Fund...........         $1,873,688        $1,503,380         $887,358
       Government Securities Fund..            114,287                 0            8,099
       Treasury Securities Fund....            183,070            39,694                0


        Under the terms of the Advisory Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by PaineWebber. General expenses of the Trust not readily identifiable as belonging to a specific fund or to the Trust's other series are allocated among series by or under the direction of the board of directors in such manner as the board deems fair and equitable. Expenses borne by the Trust include the following (or each fund's share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by PaineWebber; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the directors and officers who are not interested persons of the fund or PaineWebber; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those directors who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; costs of mailing such materials to existing shareholders; (13) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the directors and officers; and (18) costs of mailing, stationery and communications equipment.

        The Advisory and Mitchell Hutchins Contracts (collectively, "Contracts") noted above provide that PaineWebber or Mitchell Hutchins, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the performance of the contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PaineWebber or Mitchell Hutchins, in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

        The Contracts are terminable by vote of the funds' board or by the holders of a majority of the outstanding voting securities of the funds at any time without penalty, on 60 days' written notice to PaineWebber or Mitchell Hutchins, as the case may be. The Advisory Contract is also terminable without penalty by PaineWebber on 60 days' written notice to the Trust, and the Mitchell Hutchins Contract is terminable without penalty by PaineWebber or Mitchell Hutchins on 60 days' written notice to the other party. The Contracts terminate automatically upon their assignment, and the Mitchell Hutchins Contract also automatically terminates upon the assignment of the Advisory Contract.


        During the fiscal year ended April 30, 1999, the funds did not pay fees to PaineWebber for its services as lending agent because the funds did not engage in any securities lending activities.


        NET ASSETS. The following table shows the approximate net assets as of July 31, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.



                                                                                 NET ASSETS
                                  INVESTMENT CATEGORY                              ($MIL)
                                  -------------------                              ------
            Domestic (excluding Money Market)...................................   $ 8,159.6
            Global..............................................................     4,524.1
            Equity/Balanced.....................................................     7.791.1
            Fixed Income (excluding Money Market)...............................     4,892.6
                    Taxable Fixed Income........................................     3,363.8
                    Tax-Free Fixed Income.......................................     1,528.8
            Money Market Funds..................................................    35,370.4


        PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients.

        DISTRIBUTION ARRANGEMENTS. PaineWebber acts as the distributor of each fund's shares under a distribution contract with the Trust ("Distribution Contract"), which requires PaineWebber to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously.

        FINANCIAL INTERMEDIARIES. Financial intermediaries, such as banks and savings associations, may purchase Financial Intermediary shares for the accounts of their customers. The Trust has adopted a shareholder services plan ("Plan") with respect to Financial Intermediary shares. PaineWebber implements the Plan on behalf of the Trust by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of Financial Intermediary shares.


        Under the Plan, each fund pays PaineWebber an annual fee at the annual rate of 0.25% of the average daily net assets value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, PaineWebber pays an identical fee to the financial intermediary for providing the support services to its customers specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PaineWebber; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) other similar services if requested by the Trust. During the fiscal year ended April 30, 1999, the Trust made payments through PaineWebber to financial intermediaries with respect to Financial Intermediary shares in the amount of $24,898 for Money Market Fund, $0 for Government Securities Fund and $0 for Treasury Securities Fund.


        Under the terms of the service agreements, financial intermediaries are required to provide to their customers a schedule of any additional fees that they may charge customers in connection with their investments in Financial Intermediary shares. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with PaineWebber in connection with their investment. Financial intermediaries providing services to beneficial owners of Financial Intermediary shares in certain states may be required to be registered as dealers under the laws of those states.

        The Plan requires that PaineWebber provide to the board at least annually a written report of the amounts expended by PaineWebber under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with PaineWebber in providing information to the board with respect to amounts expended and services provided under the service agreement. The Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to the Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.

        Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust and PaineWebber might be required to alter or discontinue their arrangements with financial intermediaries and change their method of operations with respect to Financial Intermediary shares. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset values per share or result in a financial loss to any shareholder.

        Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund through PaineWebber under a service agreement resulting from fiduciary funds being invested in Financial Intermediary shares. Before investing fiduciary funds in Financial Intermediary shares, financial intermediaries, including investment advisers and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

                                PORTFOLIO TRANSACTIONS


        The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. During the last three fiscal years, the funds paid no brokerage commissions.



        For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.



        Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds.


        Investment decisions for the funds and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount according to a formula deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

         As of April 30, 1999, Money Market Fund owned securities issued by the following companies which are regular broker-dealers for the fund:


                       ISSUER                                  TYPE OF SECURITY                     VALUE
                       ------                                  ----------------                     -----
   Bear Stearns Companies Incorporated                 short-term corporate obligation           $ 5,000,000
   Goldman Sachs Group Incorporated                 commercial paper/short-term corporate         81,573,263
                                                                  obligation
   Merrill Lynch & Company Incorporated                short-term corporate obligation            21,175,453
   Morgan Stanley, Dean Witter & Company                       commercial paper                   19,879,000


                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS

         Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

         If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur brokerage expenses in converting these securities into cash. The Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for a shareholder.

                               VALUATION OF SHARES

         Money Market Fund's net asset value per share is determined by State Street Bank and Trust Company ("State Street") as of noon and 2:30 p.m., Eastern time, on each Business Day. Government Securities Fund's and Treasury Securities Fund's net asset values per share are determined by State Street as of noon, Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the Massachusetts offices of State Street and the fund's transfer agent, First Data Services Group, Inc. ("Transfer Agent") and the New York City offices of PaineWebber and PaineWebber's bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

         Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

         The board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for each fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

         In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

         The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

         Total Return Calculations. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

          P(1 + T)'pp'n  = ERV
       where:      P     = a hypothetical initial payment of $1,000 to purchase shares of a specified class
                   T     = average annual total return of shares of that class
                   n     = number of years
                 ERV     = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

         The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                                MONEY MARKET FUND

                                                            INSTITUTIONAL          FINANCIAL
                                                                SHARES        INTERMEDIARY SHARES
              (INCEPTION DATE)                                (06/03/91)           (01/14/98)
              ----------------                                ----------           ----------
Year ended April 30, 1999:
          Standardized Return ...........................        5.22%                4.96%
 Five Years ended April 30, 1999
          Standardized Return............................        5.31%                  N/A
 Inception* to April 30, 1999:
          Standardized Return............................        4.71%                5.04%



                           GOVERNMENT SECURITIES FUND



                                                             INSTITUTIONAL
                                                                 SHARES
                       (INCEPTION DATE)                        (06/03/91)
                       ---------------                         ----------
Year ended April 30, 1999:
           Standardized Return............................        5.04%
Five Years ended April 30, 1999
           Standardized Return............................        5.15%
Inception* to April 30, 1999:
           Standardized Return............................        4.53%




                            TREASURY SECURITIES FUND



                                                             INSTITUTIONAL
                                                                 SHARES
                       (INCEPTION DATE)                        (12/06/91)
                       ----------------                        ----------
 Year ended April 30, 1999:
           Standardized Return............................        4.68%
 Five Years ended April 30, 1999
           Standardized Return............................        4.98%
 Inception* to April 30, 1999:
           Standardized Return............................        4.36%



         CALCULATION OF YIELD. Each fund computes its yield and effective yield quotations using standardized methods required by the SEC. The funds from time to time advertise (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

           EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)'pp'365/7] - 1

         The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

         The following table shows the yield and effective yield for the outstanding shares of each fund for the 7-day period ended April 30, 1999:


                                                                   YIELD       EFFECTIVE YIELD
                                                                   -----       ---------------
Money Market Fund
         Institutional shares                                      4.74%            4.85%
         Financial Intermediary shares                             4.49%            4.59%
Government Securities Fund
         Institutional shares                                      4.56%            4.66%
         Financial Intermediary shares                               N/A              N/A
Treasury Securities Fund
         Institutional shares                                      4.23%            4.32%
         Financial Intermediary shares                               N/A              N/A


         OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, the funds may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

         The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes'r' Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

         The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on the funds' investments are reinvested by being paid in additional fund shares, any future income of the funds would increase the value, not only of the original funds' investments, but also of the additional fund shares received through reinvestment. As a result, the value of the funds' investments would increase more quickly than if dividends had been paid in cash. The funds may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES

         BACKUP WITHHOLDING. The funds are required to withhold 31% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the funds or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends payable to those shareholders who otherwise are subject to backup withholding.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains, if any) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary Trust on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

         MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from a fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which PaineWebber believes is remote and not material. Upon payment of any liability incurred by a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

         CLASS OF SHARES. A share of each class of a fund represent an interest in the fund's investment portfolios and has similar rights, privileges and preferences. Each share of a fund has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries and bear the related service costs.

         VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of a fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the securities is required by law. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same proportions as the vote of shares held for their customers.

         The Trust does not hold annual meetings. Shareholders of record holding no less than two thirds of the outstanding shares of the Trust may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of the Trust..

         CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the funds. First Data Investor Services Group, Inc., whose principal business address is 4400 Computer Drive, Westborough, Massachusetts 01581-5159, is the fund's transfer and dividend disbursing agent.

         COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

         AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the fund.

                              FINANCIAL STATEMENTS

The funds' Annual Report to Shareholders for their last fiscal year ended April 30, 1999 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.


                                   -----------


'c'1999 PaineWebber Incorporated



Mitchell Hutchins'
Liquid Institutional Reserves

Money Market Fund
Government Securities Fund
Treasury Securities Fund


-----------------------------------
Statement of Additional Information
                  September 1, 1999
-----------------------------------

                        PAINEWEBBER

                            PART C. OTHER INFORMATION
Item 23. Exhibits

(1)      (a)      Amended and Restated Declaration of Trust  1/
         (b)      Amendment effective April 18, 1996 to Declaration of Trust  2/

(2)      Amended and Restated By-Laws of the Trust  1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/

(4)      (a)      Investment Advisory and Administration Contract between
                  Registrant and PaineWebber 4/
         (b)      Investment Sub-advisory and Sub-administration Agreement
                  between PaineWebber and Mitchell Hutchins  2/

(5)      Distribution Contract between Registrant and PaineWebber  5/
(6)      Bonus, profit or pension plans - none
(7)      Custodian Contract  4/
(8)      (a)      Transfer Agency Services and Shareholder Services Agreement 6/
         (b)      Shareholder Service Plan  2/
         (c)      Shareholder Service Agreement  2/


(9)      Opinion and consent of counsel (filed herewith)
(10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)

(11)     Financial statements omitted from Part B - none
(12)     Letter of Investment Intent (previously filed)
(13)     Plan Pursuant to Rule 12b-1 - none
(14)     and
(27)     Financial Data Schedule (not applicable)
(15)     Plan pursuant to Rule 18f-3 2/
                                     -

-------------------------------

1/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 33-39029, filed August 28, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-39029, filed August 30, 1996.

3/ Incorporated by reference from Articles II, IV, V, VI, VII and VIII of the Registrant's Amended and Restated Declaration of Trust and Article II of the Registrant's Amended and Restated By-Laws.

4/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, SEC File No. 33-39029, filed July 3, 1996.

5/ Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 33-39029, filed August 25, 1995.

6/ Incorporated by referenced from Post-Effective Amendment No. 10 to the registration statement, SEC File No. 33-39029, filed July 2, 1997.

Item 24.  Persons Controlled by or under Common Control with Registrant

         None.

Item 25.  Indemnification

         Section 4.2 of Article IV of the Registrant's Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Section 4.3(a) of Article IV of the Registrant's Declaration of Trust provides that the Registrant, or the appropriate series of the Registrant, will indemnify its Trustees and officers to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by such Trustees and officers in connection with any claim, action, suit or proceeding in which such Trustee or officer becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof. Additionally, Section 4.3(b) of Article IV provides that no such person shall be indemnified (i) where such person is liable to the Trust, a series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (ii) where such person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust, or a series thereof, or (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in (ii) above resulting in a payment by a Trustee or officer, unless there has been a determination by the court of other body approving the settlement or other disposition or based upon a review of readily available facts by vote of a majority of the non-interested Trustees or written opinion of independent legal counsel, that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Section 4.3(b) of Article IV further provides that the rights of indemnification may be insured against by policies maintained by the Trust. Section 4.4 of Article IV provides that no Trustee shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

         Section 4.6 of Article IV provides that each Trustee, officer or employee of the Trust or a series thereof shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or a series thereof, upon an opinion of counsel, or upon reports made to the Trust or a series thereof by any of its officers or employees or by the Investment Adviser, the Administrator, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.


         Section 9 of the Investment Advisory and Administration Contract with PaineWebber Incorporated ("PaineWebber") provides that PaineWebber shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of PaineWebber in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract.
Section 13 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that PaineWebber shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.


         Section 7 of the Sub-Investment Advisory and Sub-Administration Agreement between PaineWebber and Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that PaineWebber shall be indemnified and held harmless by the Registrant against all liabilities, except those arising out of willful misfeasance, bad faith, or reckless disregard of its obligations and duties under the Agreement.


         Section 9 of the Distribution Contract provides that the Trust will indemnify PaineWebber and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by PaineWebber to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that PaineWebber agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by PaineWebber for use in the Registration Statement or arising out of an agreement between PaineWebber and any retail dealer, or arising out of supplementary literature or advertising used by PaineWebber in connection with the Contract.

         Section 10 of the Distribution Contract contains provisions similar to
Section 13 of the Investment Advisory and Administration Contract.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser


         I. PaineWebber, a Delaware corporation, is a registered investment adviser and is wholly owned by Paine Webber Group Inc. PaineWebber is primarily engaged in the financial services business. Information as to the officers and directors of PaineWebber is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-7163) and is incorporated herein by reference.

         II. Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27.  Principal Underwriters

(a) PaineWebber serves as principal underwriter and/or investment adviser for the following other investment companies:


         MITCHELL HUTCHINS LIR MONEY SERIES

         PAINEWEBBER RMA MONEY FUND, INC.
         PAINEWEBBER RMA TAX-FREE FUND, INC.
         PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
         PAINEWEBBER MANAGED MUNICIPAL TRUST


(b) PaineWebber is the Registrant's principal underwriter. The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV filed March 31, 1995, with the Securities and Exchange Commission (registration number 801-7163) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of PaineWebber who also serve as directors or officers of the Trust. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.



                                                   Positions and Offices With       Positions and Offices With
Name and Principal                                 Registrant                       Underwriter
------------------                                 ----------                       -----------

Margo N. Alexander                                 Trustee and President            Executive Vice President and a
                                                   (Chief Executive Officer)        Director

Mary C. Farrell                                    Trustee                          Managing Director, Senior
                                                                                    Investment Strategist and member of
                                                                                    the Investment Policy Committee


(c)      None.

Item 28.  Location of Accounts and Records

         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's Portfolio Manager, Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  Management Services

         Not applicable.

Item 30.  Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of August, 1999.

                                      LIQUID INSTITUTIONAL RESERVES

                                      By:      /s/ Dianne E. O'Donnell
                                               -------------------------------
                                               Dianne E. O'Donnell
                                               Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:



Signature                                            Title                                      Date
---------                                            -----                                      ----

/s/ Margo N. Alexander                               President and Trustee                      August 30, 1999
---------------------------
Margo N. Alexander *                                 (Chief Executive Officer)

/s/ E. Garrett Bewkes, Jr.                           Trustee and Chairman                       August 30, 1999
---------------------------                          of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong                             Trustee                                    August 30, 1999
---------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                                  Trustee                                    August 30, 1999
---------------------------
Richard R. Burt *

/s/ Mary C. Farrell                                  Trustee                                    August 30, 1999
---------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                                   Trustee                                    August 30, 1999
---------------------------
Meyer Feldberg *

/s/ George W. Gowen                                  Trustee                                    August 30, 1999
---------------------------
George W. Gowen *

/s/ Frederic V. Malek                                Trustee                                    August 30, 1999
---------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                                  Trustee                                    August 30, 1999
---------------------------
Carl W. Schafer *

/s/ Brian M. Storms                                  Trustee                                    August 30, 1999
------------------------------------
Brian M. Storms **

/s/ Paul H. Schubert                                 Vice President and Treasurer (Chief        August 30, 1999
------------------------------------                 Financial and Accounting Officer)
Paul H. Schubert



                             SIGNATURES (CONTINUED)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                          LIQUID INSTITUTIONAL RESERVES

                                  EXHIBIT INDEX
                                  -------------

Exhibit
Number
------

(1)      (a)      Amended and Restated Declaration of Trust  1/
         (b)      Amendment effective April 18, 1996 to Declaration of Trust  2/

(2)      Amended and Restated By-Laws of the Trust  1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/
(4)      (a)      Investment Advisory and Administration Contract between
                  Registrant and PaineWebber 4/
         (b)      Investment Sub-advisory and Sub-administration Agreement
                  between PaineWebber and Mitchell Hutchins  2/

(5)      Distribution Contract between Registrant and PaineWebber  5/
(6)      Bonus, profit or pension plans - none
(7)      Custodian Contract  4/
(8)      (a)      Transfer Agency Services and Shareholder Services Agreement 6/
         (b)      Shareholder Service Plan  2/
         (c)      Shareholder Service Agreement  2/


(9)      Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)

(11)     Financial statements omitted from Part B - none
(12)     Letter of Investment Intent (previously filed)
(13)     Plan Pursuant to Rule 12b-1 - none
(14)     and
(27)     Financial Data Schedule (not applicable)
(15)     Plan pursuant to Rule 18f-3 2/
                                     -

-------------------------------

1/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 33-39029, filed August 28, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-39029, filed August 30, 1996.

3/ Incorporated by reference from Articles II, IV, V, VI, VII and VIII of the Registrant's Amended and Restated Declaration of Trust and Article II of the Registrant's Amended and Restated By-Laws.

4/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, SEC File No. 33-39029, filed July 3, 1996.

5/ Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 33-39029, filed August 25, 1995.

6/ Incorporated by referenced from Post-Effective Amendment No. 10 to the registration statement, SEC File No. 33-39029, filed July 2, 1997.


                         STATEMENT OF DIFFERENCES

The copyright symbol shall be expressed as............................... 'c'
The registered trademark symbol shall be expressed as.................... 'r'
The dagger symbol shall be expressed as.................................. 'D'
Characters normally expressed as superscript shall be preceded by........ 'pp'